Exhibit 99.1

SLM Student Loan Trust 2010-1

Monthly Servicing Report

Distribution Date 06/25/2024

Collection Period 05/01/2024 - 05/31/2024

Navient Funding, LLC - Depositor

Navient Solutions -  Master Servicer and Administrator

Deutsche Bank National Trust Company - Indenture Trustee

Deutsche Bank Trust Company Americas - Eligible Lender Trustee

Navient Funding - Excess Distribution Certificateholder

Page 1 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 05/01/2024 - 05/31/2024, Distribution Date 06/25/2024

I.	Deal Parameters

A	Student Loan Portfolio Characteristics	04/15/2010	04/30/2024	05/31/2024
	Principal Balance	$1,169,871,248.94	$124,676,138.01	$121,692,461.39
	Interest to be Capitalized Balance	12,910,478.57	1,177,544.48	1,223,232.70
	Pool Balance	$1,182,781,727.51	$125,853,682.49	$122,915,694.09
	Capitalized Interest Account Balance	$7,500,000.00	-	-
	Specified Reserve Account Balance	3,028,129.00	- N/A -	- N/A -
	Adjusted Pool (1)	$1,193,309,856.51	$125,853,682.49	$122,915,694.09
	Weighted Average Coupon (WAC)	2.60%	7.73%	7.73%
	Number of Loans	482,706	33,805	32,955
	Aggregate Outstanding Principal Balance - Tbill		$25,386,477.79	$24,469,822.77
	Aggregate Outstanding Principal Balance - SOFR		$100,467,204.70	$98,445,871.32
	Pool Factor		0.103903840	0.101478259
	Since Issued Constant Prepayment Rate		(35.18)%	(35.46)%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	05/28/2024	06/25/2024
	A	78445XAA4	$86,073,682.49	$83,135,694.09
	B	78445XAB2	$36,780,000.00	$36,780,000.00

C	Account Balances	05/28/2024	06/25/2024
	Reserve Account Balance	$1,211,252.00	$1,211,252.00
	Capitalized Interest Account Balance	-	-
	Floor Income Rebate Account	$74.56	$27.47
	Supplemental Loan Purchase Account	-	-

D	Asset / Liability	05/28/2024	06/25/2024
	Adjusted Pool Balance + Supplemental Loan Purchase	$125,853,682.49	$122,915,694.09
	Total Notes	$122,853,682.49	$119,915,694.09
	Difference	$3,000,000.00	$3,000,000.00
	Parity Ratio	1.02442	1.02502

Page 2 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 05/01/2024 - 05/31/2024, Distribution Date 06/25/2024

II.	Trust Activity 05/01/2024 through 05/31/2024

A	Student Loan Principal Receipts
	Borrower Principal	260,426.80
	Guarantor Principal	713,703.07
	Consolidation Activity Principal	2,456,645.19
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	-
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	-
	Total Principal Receipts	$3,430,775.06
B	Student Loan Interest Receipts
	Borrower Interest	151,339.69
	Guarantor Interest	32,207.52
	Consolidation Activity Interest	133,187.67
	Special Allowance Payments	136,733.89
	Interest Subsidy Payments	122,714.36
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	0.00
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	24,542.57
	Total Interest Receipts	$600,725.70
C	Reserves in Excess of Requirement	-
D	Investment Income	$23,774.83
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	$74.56
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	-
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	-
	Consolidation Loan Rebate Fees to Dept. of Education	-
	Floor Income Rebate Fees to Dept. of Education	$(84.00)
	Funds Allocated to the Floor Income Rebate Account	$(27.47)
M	AVAILABLE FUNDS	$4,055,238.68
N	Non-Cash Principal Activity During Collection Period	$(447,098.44)
O	Non-Reimbursable Losses During Collection Period	$9,388.94
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	-
Q	Aggregate Loan Substitutions	-

Page 3 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 05/01/2024 - 05/31/2024, Distribution Date 06/25/2024

III.	2010-1 Portfolio Characteristics

		05/31/2024				04/30/2024
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	IN SCHOOL	7.49%	31	$99,572.46	0.082%	7.44%	35	$117,072.46	0.094%
	GRACE	7.16%	4	$17,500.00	0.014%	0.00%	0	$-	0.000%
	DEFERMENT	7.22%	2,095	$7,659,473.59	6.294%	7.23%	2,273	$8,312,511.08	6.667%

REPAYMENT:	CURRENT	7.77%	21,650	$75,394,012.19	61.955%	7.76%	22,196	$76,477,681.68	61.341%
	31-60 DAYS DELINQUENT	7.73%	984	$4,028,710.17	3.311%	7.71%	1,252	$5,354,177.02	4.294%
	61-90 DAYS DELINQUENT	7.72%	779	$3,404,357.71	2.798%	7.75%	783	$3,342,383.22	2.681%
	91-120 DAYS DELINQUENT	7.69%	508	$2,135,029.67	1.754%	7.81%	430	$1,772,875.92	1.422%
	> 120 DAYS DELINQUENT	7.78%	1,216	$4,776,086.12	3.925%	7.78%	1,393	$5,420,637.37	4.348%

	FORBEARANCE	7.78%	5,349	$23,044,176.72	18.936%	7.79%	5,071	$22,509,526.71	18.054%
	CLAIMS IN PROCESS	7.81%	339	$1,133,542.76	0.931%	7.81%	372	$1,369,272.55	1.098%

TOTAL			32,955	$121,692,461.39	100.00%		33,805	$124,676,138.01	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 05/01/2024 - 05/31/2024, Distribution Date 06/25/2024

IV.	2010-1 Portfolio Characteristics (cont’d)

	05/31/2024	04/30/2024
Pool Balance	$122,915,694.09	$125,853,682.49
Outstanding Borrower Accrued Interest	$5,466,144.15	$5,477,618.90
Borrower Accrued Interest to be Capitalized	$1,223,232.70	$1,177,544.48
Borrower Accrued Interest >30 Days Delinquent	$582,955.89	$628,755.10
Total # Loans	32,955	33,805
Total # Borrowers	12,534	12,854
Weighted Average Coupon	7.73%	7.73%
Weighted Average Remaining Term	196.34	195.44
Non-Reimbursable Losses	$9,388.94	$8,569.49
Cumulative Non-Reimbursable Losses	$6,776,437.11	$6,767,048.17
Since Issued Constant Prepayment Rate (CPR)	-35.46%	-35.18%
Loan Substitutions	-	-
Cumulative Loan Substitutions	-	-
Rejected Claim Repurchases	-	-
Cumulative Rejected Claim Repurchases	$3,858,431.10	$3,858,431.10
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Principal Shortfall	-	-
Note Interest Shortfall	-	-
Unpaid Interest Carryover	-	-
Non-Cash Principal Activity - Capitalized Interest	$456,636.44	$468,321.53
Borrower Interest Accrued	$763,463.55	$755,428.90
Interest Subsidy Payments Accrued	$37,618.05	$38,377.59
Special Allowance Payments Accrued	$43,818.17	$44,780.90

Page 5 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 05/01/2024 - 05/31/2024, Distribution Date 06/25/2024

V.	2010-1 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- GSL (1) - Subsidized	7.73%	19,896	59,292,954.44	48.724%
	- GSL - Unsubsidized	7.67%	12,589	58,005,645.67	47.666%
	- PLUS (2) Loans	8.53%	403	3,884,950.97	3.192%
	- SLS (3) Loans	8.42%	67	508,910.31	0.418%
	- Consolidation Loans	0.00%	0	-	0.000%
	Total	7.73%	32,955	$121,692,461.39	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- Four Year	7.73%	24,504	98,103,482.12	80.616%
	- Two Year	7.72%	7,231	19,968,386.85	16.409%
	- Technical	7.81%	1,102	3,279,854.97	2.695%
	- Other	7.77%	118	340,737.45	0.280%
	Total	7.73%	32,955	$121,692,461.39	100.000%

*Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 05/01/2024 - 05/31/2024, Distribution Date 06/25/2024

VI.	2010-1 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$4,055,238.68
A	Trustee Fees	-	$4,055,238.68
B	Primary Servicing Fee	$77,473.87	$3,977,764.81
C	Administration Fee	$6,667.00	$3,971,097.81
D	Class A Noteholders’ Interest Distribution Amount	$390,846.63	$3,580,251.18
E	Class B Noteholders’ Interest Distribution Amount	$181,315.35	$3,398,935.83
F	Class A Noteholders’ Principal Distribution Amount	$2,937,988.40	$460,947.43
G	Class B Noteholders’ Principal Distribution Amount	-	$460,947.43
H	Reserve Account Reinstatement	-	$460,947.43
I	Unpaid Expenses of The Trustees	-	$460,947.43
J	Carryover Servicing Fee	-	$460,947.43
K	Remaining Amounts to the Noteholders after the first auction date	-	$460,947.43
L	Excess Distribution Certificateholder	$460,947.43	-

Waterfall Triggers
A	Student Loan Principal Outstanding	$121,692,461.39
B	Interest to be Capitalized	$1,223,232.70
C	Capitalized Interest Account Balance	-
D	Reserve Account Balance (after any reinstatement)	$1,211,252.00
E	Less: Specified Reserve Account Balance	$(1,211,252.00)
F	Total	$122,915,694.09
G	Class A Notes Outstanding (after application of available funds)	$83,135,694.09
H	Insolvency Event or Event of Default Under Indenture	N
I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 05/01/2024 - 05/31/2024, Distribution Date 06/25/2024

VII.	2010-1 Distributions

Distribution Amounts

	A	B
Cusip/Isin	78445XAA4	78445XAB2
Beginning Balance	$86,073,682.49	$36,780,000.00
Index	SOFR	SOFR
Spread/Fixed Rate	0.40%	0.90%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	5/28/2024	5/28/2024
Accrual Period End	6/25/2024	6/25/2024
Daycount Fraction	0.07777778	0.07777778
Interest Rate*	5.83822%	6.33822%
Accrued Interest Factor	0.004540838	0.004929727
Current Interest Due	$390,846.63	$181,315.35
Interest Shortfall from Prior Period Plus Accrued Interest	-	-
Total Interest Due	$390,846.63	$181,315.35
Interest Paid	$390,846.63	$181,315.35
Interest Shortfall	-	-
Principal Paid	$2,937,988.40	-
Ending Principal Balance	$83,135,694.09	$36,780,000.00
Paydown Factor	0.002479315	0.000000000
Ending Balance Factor	0.070156704	1.000000000

* Pay rates for Current Distribution.  For the interest rates applicable to the next distribution date, please see https://images.navient.com/investors/data/abrate.txt.

Page 8 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 05/01/2024 - 05/31/2024, Distribution Date 06/25/2024

VIII.	2010-1 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$122,853,682.49
	Adjusted Pool Balance	$122,915,694.09
	Overcollateralization Amount	$3,000,000.00
	Principal Distribution Amount	$2,937,988.40
	Principal Distribution Amount Paid	$2,937,988.40

B	Reserve Account Reconciliation
	Beginning Period Balance	$1,211,252.00
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$1,211,252.00
	Required Reserve Acct Balance	$1,211,252.00
	Release to Collection Account	-
	Ending Reserve Account Balance	$1,211,252.00

C	Capitalized Interest Account
	Beginning Period Balance	-
	Transfers to Collection Account	-
	Ending Balance	-

D	Floor Income Rebate Account
	Beginning Period Balance	$74.56
	Deposits for the Period	$27.47
	Release to Collection Account	$(74.56)
	Ending Balance	$27.47

E	Supplemental Purchase Account
	Beginning Period Balance	-
	Supplemental Loan Purchases	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 9 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 05/01/2024 - 05/31/2024, Distribution Date 06/25/2024